Property Plant and Equipment - Additional Information (Details) - CAD ($) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, capitalized to biological assets and inventory		$ 4.7	$ 6.4
Impairment		2.8	12.8
Cannabis Retail Reporting Segment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		2.4	5.3
Liquor Retail Reporting Segment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		$ 0.4	7.5
Weighted Average Cost of Capital
Disclosure of detailed information about property, plant and equipment [line items]
Estimated pre-tax discount rate		12.00%
Idle Machinery and Equipment | Cannabis Retail Reporting Segment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		$ 3.0	2.4
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		1.7
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		$ 1.1
Merritt Facility
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from disposition			3.5
Fair value less costs of disposal and impairment			0.5
Rocky View Facility
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from disposition			$ 3.9
Olds Facility
Disclosure of detailed information about property, plant and equipment [line items]
Estimated recoverable amount	$ 18.7
Olds Facility | Cannabis Operations
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	$ 15.6